Related Party Transactions - Schedule of Nature of Relationships with Related Parties (Details)	12 Months Ended
Mar. 31, 2025
PT Star Alliance Intimates [Member]
Related Parties [Line Items]
Nature of relationships	Mr. Kendrew Hartanto has a 39.11% shareholding in the company.
SCP International [Member]
Related Parties [Line Items]
Nature of relationships	Mr. Koh Wah Seng Philip is a Director (appointed from December 21, 2022) and has a 82% shareholding in the company.
LGK Hong Kong Ltd. [Member]
Related Parties [Line Items]
Nature of relationships	Mr. Shim Siang Fan is a director and has a 100% shareholding in the company.
PT FGX Indonesia [Member]
Related Parties [Line Items]
Nature of relationships	Mr. Nursalim Podiono has a 99.9% shareholding in the company.
PT Sinar Klaten Makmur [Member]
Related Parties [Line Items]
Nature of relationships	Mr. Nursalim Podiono has a 99.36% shareholding in the company.
PT Diana Mode Indonesia [Member]
Related Parties [Line Items]
Nature of relationships	A company where Mr. Salim Podiono and Mr. Nursalim Podiono are both directors and each have a 25% shareholding in the company
PT Diana Retail Indonesia [Member]
Related Parties [Line Items]
Nature of relationships	Mr. Halim Podiono, a sibling of Salim Podiono has a 95% shareholding in the company
PT Gunung Mas International [Member]
Related Parties [Line Items]
Nature of relationships	Mr. Taslim Podiono, a sibling of Salim Podiono and Nursalim Podiono, has a 55% shareholding in the company
Lejaby Maison De Creation [Member]
Related Parties [Line Items]
Nature of relationships	Mr. Salim Podiono has 100% shareholding in the company.
Mr. Salim Podiono [Member]
Related Parties [Line Items]
Nature of relationships	Chairman of the board of directors, and controlling shareholder of the Company
Mr. Nursalim Podiono [Member]
Related Parties [Line Items]
Nature of relationships	Shareholder of 9.4% of the issued Class A Shares in the Company
Mr. Shim Siang Fan [Member]
Related Parties [Line Items]
Nature of relationships	Shareholder of 14.2 % of the issued Class A Shares in the Company